Financial Instruments (Tables)	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Schedule of financial assets measured at fair value by levels within the fair value hierarchy

The following table sets forth the Company’s financial assets measured at fair value by levels within the fair value hierarchy:

			As at August 31, 2026
	Level 1 $	Level 2 $	Level 3 $	Total $
Cash and cash equivalents	19,949,271			19,949,271
Long-term investments			173,790	173,790

Schedule of financial liabilities

The following table summarizes the Company’s financial liabilities as at August 31, 2026:

Financial liabilities	Due ≤ 1 year $	Due 2–5 years $	Total carrying amount $
Accounts payable and accrued liabilities	1,774,867	—	1,774,867
Lease liabilities (note 10)	89,475	39,926	129,401
Bridge loan (note 12)	—	747,246	747,246
Total	1,864,342	787,172	2,651,514